UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22481

Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) - 134.7%

AEROSPACE & DEFENSE - 6.4%

Camp International Holding Co.
2013 First Lien Replacement Term Loan, 4.75%, 05/31/19	1,303,508	1,319,801
2013 Second Lien Replacement Term Loan, 8.25%, 11/29/19	1,000,000	1,021,875
Deltek, Inc.
First Lien Term Loan, 4.50%, 10/10/18	2,291,822	2,308,655
Second Lien Term Loan, 10.00%, 10/10/19	1,091,000	1,114,637
ILC Industries, LLC
First Lien Term Loan, 8.00%, 07/11/18	4,478,709	4,484,307
Photonis Technologies SAS
Term Loan, 8.50%, 09/18/19	3,920,175	3,949,576
SRA International, Inc.
Term Loan, 6.50%, 07/20/18	3,785,551	3,804,498
WP CPP Holdings, LLC
First Lien Term Loan, 4.75%, 12/28/19	1,166,593	1,169,510

		19,172,859

AUTOMOTIVE - 1.4%

Accelerate Parent Corp.
Term Loan B, 06/19/18 (b)	660,000	664,950
Fram Group Holdings Inc. (Prestone Holdings Inc.)
Second Lien Term Loan, 10.50%, 01/29/18	2,000,000	1,890,000
Metaldyne, LLC
4.25%, 12/18/18	1,526,488	1,536,410
Transtar Holding Co.
First Lien Term Loan, 5.75%, 10/09/18	189,126	188,299

		4,279,659

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 16.2%

Alliant Holdings I, LLC
Initial Term Loan, 4.25%, 12/20/19	1,394,360	1,404,232
Amwins Group, LLC
First Lien New Term Loan, 5.00%, 09/06/19	1,733,687	1,748,319
Asurion, LLC
Incremental Tranche B-1 Term Loan, 5.00%, 05/24/19	4,469,993	4,487,336
Second Lien Term Loan, 8.50%, 03/03/21	1,810,000	1,874,481
EZE Software Group, LLC
First Lien Initial Term Loan, 4.50%, 04/06/20	669,938	673,709
Second Lien Initial Term Loan, 8.50%, 04/05/21	500,000	507,918
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, 02/28/18	787,500	791,438
Hub International Ltd.
Term Loan B, 4.75%, 10/02/20	4,776,000	4,790,447

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE AND REAL ESTATE (continued)

Hyperion Finance S.a.r.l (United Kingdom)
Term Loan, 5.75%, 10/17/19 (c)	5,386,500	5,426,899
KCG Holdings, Inc. (Knight Capital)
Term Loan B, 5.75%, 12/05/17	68,879	69,137
Medical Card System, Inc.
Term Loan, 11.62%, 09/17/15	4,858,321	4,663,988
MMM Holdings, Inc.
MMM Term Loan, 9.75%, 12/12/17	771,634	777,421
Moneygram International, Inc.
Term Loan, 03/27/20 (b)	508,333	510,240
MSO of Puerto Rico, Inc.
MSO Term Loan, 9.75%, 12/12/17	561,003	565,211
National Financial Partners Corp.
Term Loan B, 5.25%, 07/01/20	5,151,140	5,191,396
SG Acquisition, Inc.
First Lien Initial Term Loan, 7.25%, 12/21/18 (d)	2,614,352	2,619,254
USI, Inc.
Initial Term Loan, 4.25%, 12/27/19	4,314,551	4,338,842
VFH Parent, LLC
Term Loan, 5.75%, 11/08/19	3,727,278	3,773,869
Walter Investment Management Corp. (Bermuda)
Tranche B Term Loan, 4.75%, 12/18/20	4,158,771	4,141,616

		48,355,753

BEVERAGE, FOOD & TOBACCO - 3.4%

AdvancePierre Foods, Inc.
First Lien Term Loan, 5.75%, 07/10/17	703,914	708,134
ARG IH Corp.
Term Loan, 5.00%, 11/15/20	1,915,200	1,930,464
Arysta LifeScience SPC, LLC
First Lien Initial Term Loan, 4.50%, 05/29/20	1,197,947	1,202,194
Second Lien Term Loan, 8.25%, 11/30/20	1,028,000	1,047,275
Dole Food Co., Inc.
Tranche B Term Loan, 4.50%, 11/01/18	2,347,450	2,361,488
Performance Food Group, Inc.
Initial Term Loan, 6.25%, 11/14/19	1,041,616	1,058,975
PFS Holding Corp.
First Lien Term Loan, 4.50%, 01/31/21	1,859,000	1,868,295

		10,176,825

CAPITAL EQUIPMENT - 1.6%

Air Distribution Technologies, Inc.
Second Lien Initial Term Loan, 9.25%, 05/11/20 (d)	1,600,000	1,626,000

See accompanying Notes to Schedule of Investments.	1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

CAPITAL EQUIPMENT (continued)

Tank Holding Corp. (Roto Acquisition Corp.)
Term Loan 1, 4.25%, 07/09/19	3,223,720	3,233,794

		4,859,794

CHEMICALS, PLASTICS & RUBBER - 3.7%

AI Chem & Cy S.C.A. (Luxembourg)
Tranche B-1 Term Loan, 4.50%, 10/04/19 (c)	428,012	430,688
Tranche B-2 Term Loan, 4.50%, 10/04/19 (c)	222,075	223,463
Arizona Chemicals Holdings Corp.
Term Loan, 5.25%, 12/22/17	846,714	855,532
Axalta Coating Systems Dutch Holding B.B.V. (Axalta Coating Systems U.S. Holdings, Inc.)
Refinanced Term Loan B, 4.00%, 02/01/20	1,037,490	1,039,726
Cyanco Intermediate Corp.
Term Loan, 5.50%, 05/01/20	3,617,844	3,658,545
Kronos Worldwide, Inc.
Initial Term Loan, 4.75%, 02/18/20	630,000	635,774
OCI Beaumont, LLC
Term Loan B-2, 6.25%, 08/20/19 (d)	1,639,812	1,660,309
Tronox Pigments B.V. (Netherlands)
New Term Loan, 4.50%, 03/19/20 (c)	738,420	743,777
Univar, Inc.
Term Loan B, 5.00%, 06/30/17	1,868,245	1,865,779

		11,113,593

CONSUMER GOODS: DURABLE - 1.5%

Bluestem Brands, Inc.
Term Loan, 7.50%, 12/06/18	1,107,429	1,119,876
Britax US Holdings Inc.
First Lien Term Loan B, 4.50%, 10/15/20	583,133	558,350
FGI Operating Co., LLC
Term Loan B, 5.50%, 04/19/19	2,809,360	2,856,768

		4,534,994

CONSUMER GOODS: NON-DURABLE - 5.9%

5.11 Tactical
Term Loan B, 6.00%, 02/28/20 (d)	1,406,250	1,416,797
Allflex Holdings III, Inc.
Second Lien Initial Term Loan, 8.00%, 07/19/21	2,400,000	2,439,000
Fender Musical Instruments Corp.
Initial Term Loan, 5.75%, 04/03/19	446,250	449,597
Herff Jones, Inc.
Term Loan B, 5.50%, 06/25/19	3,669,821	3,706,519
Insight Pharmaceuticals, LLC
First Lien Term Loan, 6.25%, 08/25/16	3,219,279	3,225,316

	Principal Amount ($)	Value ($)

CONSUMER GOODS: NON-DURABLE (continued)

Nine West Holding Corp.
Term Loan B, 09/05/19 (b)	1,320,000	1,328,250
Polyconcept Investments B.V.
Term Loan, 6.00%, 06/28/19	2,514,942	2,514,942
Topps Company, Inc.
Term Loan, 7.25%, 10/02/18	2,523,675	2,533,139

		17,613,560

CONTAINERS, PACKAGING AND GLASS - 3.2%

Ardagh Holdings USA Inc.
First Lien Term Loan B, 12/17/19 (b)	1,600,000	1,603,000
Berlin Packaging, LLC
Term Loan B, 4.75%, 04/02/19	497,500	501,647
Pelican Products, Inc.
First Lien Repriced Term Loan, 7.25%, 07/11/18	4,758,505	4,794,194
Reynolds Group Holdings Inc.
Incremental U.S. Term Loan, 4.00%, 12/01/18	2,606,551	2,618,202

		9,517,043

ENERGY: OIL & GAS - 7.4%

Atlas Energy, L.P.
Term Loan, 6.50%, 07/31/19 (d)	1,253,700	1,289,744
Azure Midstream Energy, LLC
Term Loan, 6.50%, 11/15/18	887,385	897,368
BBTS Borrower L.P.
Term Loan, 7.75%, 06/04/19	3,727,851	3,770,964
Bennu Oil & Gas, LLC
Term Loan, 10.25%, 11/01/18	680,234	691,005
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, 6.00%, 03/31/21	3,800,800	3,881,567
EMG Utica, LLC
Term Loan, 4.75%, 03/27/20	1,553,000	1,559,794
HGIM Corp.
Term Loan A, 5.00%, 06/18/18 (d)	5,093,278	5,118,745
Pacific Drilling S.A. (Luxembourg)
Term Loan, 4.50%, 06/03/18 (c)	1,272,385	1,279,224
Power Buyer, LLC
First Lien Delayed Draw Term Loan, 4.25%, 05/06/20 (e)	49,055	48,932
First Lien Initial Term Loan, 4.25%, 05/06/20	916,416	914,125
Sprint Industrial Holdings, Inc.
First Lien Term Loan, 7.00%, 05/14/19	1,786,500	1,799,899
W3 Co.
First Lien Term Loan, 5.75%, 03/13/20	929,542	934,190

		22,185,557

ENVIRONMENTAL INDUSTRIES - 1.2%

EnergySolutions, LLC (aka Envirocare of Utah, LLC)
Term Loan, 6.75%, 08/15/16	2,518,237	2,529,771

2	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

ENVIRONMENTAL INDUSTRIES (continued)

Tervita Corp. (Canada)
Term Loan, 6.25%, 05/15/18 (c)	1,092,916	1,085,812

		3,615,583

FOREST PRODUCTS & PAPER - 0.8%

Caraustar Industries, Inc.
Term Loan, 7.50%, 05/01/19	2,333,604	2,377,370

HEALTHCARE & PHARMACEUTICALS - 11.6%

ABB/Con-Cise Optical Group, LLC
Term Loan B-1, 4.50%, 02/06/19	1,525,590	1,529,405
Amneal Pharmaceuticals, LLC
Term Loan B, 5.75%, 11/01/19	2,248,697	2,262,752
Ardent Medical Services, Inc.
First Lien Term Loan, 6.75%, 07/02/18	2,507,263	2,524,500
ATI Holdings, Inc.
Term Loan, 5.00%, 12/20/19	1,088,225	1,104,091
CHS/Community Health Systems, Inc.
Term Loan D, 4.25%, 01/27/21	2,204,475	2,225,880
DJO Finance, LLC (ReAble Therapeutics Finance, LLC)
Tranche B Term Loan, 4.75%, 09/15/17	671,500	675,593
Healogics, Inc.
First Lien Term Loan B, 5.25%, 02/05/19	1,025,640	1,035,896
InVentiv Health, Inc.
Consolidated Term Loan, 7.50%, 08/04/16	2,387,546	2,394,112
Term Loan B-3, 7.75%, 05/15/18	685,221	684,364
Medpace Intermediateco, Inc.
Term Loan B, 6.25%, 06/19/17 (d)	3,024,895	3,032,457
Opal Acquisition, Inc.
First Lien Term Loan, 5.00%, 11/27/20	4,099,725	4,120,224
Premier Dental Services, Inc.
First Lien Term Loan, 6.00%, 11/01/18	1,778,942	1,787,836
Sheridan Holdings, Inc.
First Lien Delayed Draw Term Loan, 4.50%, 06/29/18	326,601	328,880
Term Loan B, 4.50%, 06/29/18	1,996,082	2,010,015
Smile Brands Group, Inc.
Term Loan, 7.50%, 08/16/19	3,980,000	3,998,905
Steward Health Care System, LLC
Term Loan, 6.75%, 04/10/20 (d)	1,516,540	1,524,123
U.S. Renal Care, Inc.
Second Lien Term Loan, 10.25%, 01/03/20 (d)	818,000	836,405
Term Loan B, 07/03/19 (b)	2,643,592	2,644,702

		34,720,140

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES - 7.0%

Active Network, Inc. (The Lanyon, Inc.)
First Lien Term Loan, 5.50%, 11/13/20	2,440,883	2,471,406
Flexera Software, LLC
Term Loan, 04/02/20 (b)	1,040,000	1,034,800
Freescale Semiconductor, Inc.
Tranche B5 Term Loan, 5.00%, 01/15/21	1,940,250	1,963,484
Kronos, Inc.
First Lien Incremental Term Loan, 4.50%, 10/30/19	4,715,506	4,759,714
Landesk Group, Inc.
First Lien New Term Loan, 5.00%, 02/25/20	3,427,142	3,438,915
Second Lien Term Loan, 8.25%, 02/25/21 (d)	563,000	569,334
Vision Solutions, Inc.
First Lien Term Loan, 6.00%, 07/23/16 (d)	3,859,340	3,888,285
Wall Street Systems Delaware, Inc.
First Lien Term Loan, 5.75%, 10/25/19	1,290,663	1,295,502
Second Lien Term Loan, 9.25%, 10/25/20	1,400,000	1,414,875

		20,836,315

HOTEL, GAMING & LEISURE - 3.8%

Belmond Interfin Ltd. (Bermuda)
Dollar Term Loan, 03/19/21 (b) (c)	1,440,000	1,446,595
Centaur Acquisition, LLC
First Lien Term Loan, 5.25%, 02/20/19	530,756	533,577
Second Lien Term Loan, 8.75%, 02/20/20	826,000	845,618
Deluxe Entertainment Services Group, Inc.
Initial Term Loan, 6.50%, 02/28/20	2,194,000	2,204,970
La Quinta
Term Loan B, 02/19/21 (b)	1,750,000	1,753,832
Mohegan Tribal Gaming Authority
Term Loan B, 5.50%, 11/19/19	1,102,437	1,127,677
Peppermill Casinos, Inc.
Term Loan B, 7.25%, 11/09/18 (d)	1,975,000	2,029,312
Planet Fitness
Term Loan B, 03/26/21 (b)	1,340,000	1,343,350

		11,284,931

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 6.4%

F & W Media, Inc.
Term Loan, 7.75%, 06/30/19 (d)	4,216,968	4,174,798
Information Resources, Inc.
Term Loan, 4.75%, 09/30/20	2,908,980	2,928,383
Merrill Communications, LLC
Term Loan, 5.75%, 03/08/18	3,892,541	3,942,833

See accompanying Notes to Schedule of Investments.	3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)

Reader’s Digest Association, Inc.
Term Loan, 12.50%, 09/30/15 (d)	3,004,805	2,929,685
Springer SBM Two GMBH (Germany)
Initial Term Loan B2, 5.00%, 08/14/20 (c)	5,022,760	5,038,456

		19,014,155

MEDIA: BROADCASTING & SUBSCRIPTION - 10.8%

CCO Holdings, LLC
Term Loan E, 3.00%, 07/01/20	5,984,925	5,941,534
Granite Broadcasting Corp.
First Lien Tranche B Term Loan, 6.75%, 05/23/18	2,486,411	2,508,180
Hargray Communications Group, Inc. (HCP Acquisition, LLC)
Term Loan B, 4.75%, 06/26/19	2,281,758	2,310,279
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.)
Term Loan B, 6.25%, 07/30/20 (d)	2,332,375	2,349,868
Hubbard Radio, LLC
Tranche 1 Term Loan, 4.50%, 04/29/19	653,016	656,689
IMG Worldwide, Inc.
First Lien Term Loan, 03/21/21 (b)	5,050,000	5,027,932
Learfield Communications, Inc.
First Lien Initial Term Loan, 5.00%, 10/09/20	1,246,875	1,253,109
SESAC Holdco II, LLC
First Lien Term Loan, 5.00%, 02/07/19 (d)	552,013	558,223
Telecommunications Management, LLC
First Lien Initial Term Loan, 04/30/20 (b) (d)	1,021,441	1,024,954
Second Lien Initial Term Loan, 10/30/20 (b) (d)	710,475	719,355
TWCC Holding Corp.
Second Lien Term Loan, 7.00%, 06/26/20	1,093,457	1,067,487
Univision Communications, Inc.
Replacement First Lien Term Loan, 4.00%, 03/01/20	3,450,839	3,460,898
WideOpenWest Finance, LLC
Term Loan B, 4.75%, 04/01/19	5,183,848	5,199,244

		32,077,752

MEDIA: DIVERSIFIED & PRODUCTION - 1.2%

Tech Finance & Co. S.C.A. (France)
U.S. Term Loan, 7.25%, 07/11/20 (c)	3,606,525	3,668,900

	Principal Amount ($)	Value ($)

METALS & MINING - 0.9%

FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.) (Australia)
Term Loan, 4.25%, 06/30/19 (c)	696,500	702,762
Oxbow Carbon, LLC (Oxbow Calcining, LLC)
Term Loan B, 8.00%, 01/19/20	2,000,000	2,050,000

		2,752,762

RETAIL - 6.2%

99¢ Only Stores
Tranche B-2 Term Loan, 4.50%, 01/11/19	1,812,331	1,830,908
Charming Charlie, LLC
Initial Term Loan, 9.00%, 12/24/19	4,348,903	4,357,057
Evergreen Acqco 1 LP
New Term Loan, 5.00%, 07/09/19	3,841,477	3,875,090
Gymboree Corp.
Term Loan 2011, 5.00%, 02/23/18	658,914	595,128
HMK Intermediate Holdings, LLC
Term Loan, 5.00%, 03/30/19 (d)	1,127,000	1,135,452
Sears Roebuck Acceptance Corp. (Kmart Corp.)
Term Loan, 5.50%, 06/30/18	3,012,450	3,032,031
Smart & Final, Inc.
First Lien Term Loan, 4.75%, 11/15/19	2,688,229	2,695,796
Vince, LLC (Vince Intermediate Holding, LLC)
Term Loan B, 6.00%, 11/27/19	999,429	1,013,171

		18,534,633

SERVICES: BUSINESS - 17.6%

Applied Systems, Inc.
First Lien Initial Term Loan, 4.25%, 01/25/21	2,024,925	2,035,475
Aptean, Inc.
First Lien Term Loan, 5.25%, 02/26/20	3,523,000	3,545,019
ARC Document Solutions, Inc.
Term Loan B, 6.25%, 12/20/18	2,427,750	2,464,166
Brock Holdings III, Inc.
First Lien Term Loan, 6.00%, 03/16/17	1,603,825	1,615,100
Second Lien Initial Term Loan, 10.00%, 03/16/18	3,000,000	3,046,875
EIG Investors Corp.
Term Loan, 5.00%, 11/09/19	3,314,416	3,345,489
GCA Services Group, Inc.
First Lien Replacement Term Loan, 4.27%, 11/01/19	925,352	928,244
Second Lien Initial Term Loan, 9.25%, 11/01/20	834,400	849,524
Global Cash Access, Inc.
Term Loan, 4.00%, 03/01/16	1,428,571	1,437,493
Infogroup, Inc.
Term Loan B, 8.00%, 05/26/18	3,189,447	2,785,184

4	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

SERVICES: BUSINESS (continued)

Lineage Logistics, LLC
Term Loan, 4.50%, 04/26/19	3,527,345	3,531,754
Mirror Bidco Corp.
Term Loan B, 12/28/19 (b)	1,016,173	1,019,983
Nord Anglia Education Finance, LLC
First Lien Term Loan, 03/31/21 (b)	2,080,000	2,082,600
Onex Carestream Finance L.P.
First Lien 2013 Term Loan, 5.00%, 06/07/19	4,164,738	4,215,485
Second Lien Term Loan, 9.50%, 12/07/19	1,000,000	1,024,170
SGS Cayman, L.P. (Cayman Islands)
Term Loan, 7.25%, 03/06/19 (c) (d)	1,464,183	1,475,164
SNL Financial LC
Term Loan, 4.50%, 10/23/18	946,246	954,526
Stadium Management (SMG)
First Lien 2014 Term Loan, 4.50%, 02/27/20 (d)	1,965,075	1,972,444
Stafford Logistics, Inc. (dba Custom Ecology, Inc.)
Term Loan, 6.75%, 06/26/19 (d)	2,525,913	2,535,385
Sutherland Global Services, Inc.
U.S. Tranche Term Loan, 7.25%, 03/06/19 (d)	3,242,117	3,266,433
TransFirst Holdings, Inc.
First Lien Term Loan B-1, 4.75%, 12/27/17	1,331,575	1,335,903
Second Lien Term Loan, 06/27/18 (b)	2,500,000	2,520,312
TriNet HR Corp.
Term Loan B2, 5.00%, 08/20/20	3,989,950	4,054,787
Washington Inventory Service
First Lien U.S. Term Loan, 5.75%, 12/20/18 (d)	452,858	450,594

		52,492,109

SERVICES: CONSUMER - 1.8%

Laureate Education, Inc.
New Series 2018 Extended Term Loan, 06/15/18 (b)	5,255,924	5,214,875

TELECOMMUNICATIONS - 10.0%

Avaya Inc.
Term Loan B-3, 4.73%, 10/26/17	2,396,334	2,344,034
Fibertech Networks, LLC
Term Loan, 4.00%, 12/18/19	4,256,485	4,264,488
Global Tel*Link Corp.
First Lien Term Loan, 5.00%, 05/23/20	4,550,886	4,526,721
Grande Communications Networks, LLC
Term Loan B, 4.50%, 05/29/20 (d)	5,008,632	5,014,918

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

Integra Telecom Holdings, Inc.
Replacement Term Loan, 5.25%, 02/22/19	1,065,240	1,072,659
LTS Buyer, LLC (Sidera Networks, Inc.)
Second Lien Term Loan, 8.00%, 04/12/21	456,665	466,369
Securus Technologies Holdings, Inc.
First Lien Initial Term Loan, 4.75%, 04/30/20	1,576,080	1,576,569
Second Lien New Term Loan, 9.00%, 04/30/21	2,800,000	2,814,588
U.S. TelePacific Corp.
Term Loan, 5.75%, 02/23/17	4,865,464	4,920,200
Zayo Group, LLC (Zayo Capital, Inc.)
Term Loan, 4.00%, 07/02/19	2,877,933	2,884,049

		29,884,595

TRANSPORTATION: CARGO - 1.2%

Carrix, Inc.
Term Loan, 01/07/19 (b)	2,500,000	2,360,000
Commercial Barge Line Co.
First Lien Initial Term Loan, 7.50%, 09/22/19 (d)	1,123,650	1,127,864

		3,487,864

TRANSPORTATION: CONSUMER - 2.5%

Landmark Aviation FBO Canada, Inc. (Canada)
Canadian Term Loan, 4.75%, 10/25/19 (c)	188,092	189,188
LM U.S. Member, LLC (LM U.S. Corp Acquisition, Inc.)
First Lien Initial Term Loan, 4.75%, 10/25/19	2,788,044	2,804,299
Travel Leaders Group, LLC
Tranche B Term Loan, 7.00%, 12/05/18	1,206,161	1,197,114
Travelport, LLC
New Term Loan B, 6.25%, 06/26/19	3,194,858	3,274,234

		7,464,835

UTILITIES: ELECTRIC - 1.0%

La Frontera Generation, LLC
Term Loan, 4.50%, 09/30/20	1,590,293	1,594,515
Panda Sherman Power, LLC Construction Term Loan
Advances, 9.00%, 09/14/18 (d)	1,200,000	1,236,000

		2,830,515

Total Senior Loans (Cost $396,471,725)		402,066,971

See accompanying Notes to Schedule of Investments.	5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds - 9.6%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 4.6%

First Data Corp.
12.63%, 01/15/21	10,000,000	11,950,000
KCG Holdings, Inc. (Knight Capital)
8.25%, 06/15/18 (f)	1,667,000	1,792,025

		13,742,025

ENVIRONMENTAL INDUSTRIES - 1.2%

Tervita Corp. (Canada)
8.00%, 11/15/18 (c) (f)	899,000	912,485
9.75%, 11/01/19 (c) (f)	2,604,000	2,538,900

		3,451,385

HEALTHCARE & PHARMACEUTICALS - 1.2%

Valeant Pharmaceuticals International, Inc. (Canada)
7.50%, 07/15/21 (c) (f)	3,200,000	3,616,000

MEDIA: BROADCASTING & SUBSCRIPTION - 1.3%

Columbus International, Inc. (Barbados)
03/30/21 (b) (c) (f)	1,285,000	1,325,156
Intelsat Jackson Holdings S.A. (Luxembourg)
5.50%, 08/01/23 (c) (f)	1,000,000	983,750
Radio One, Inc.
9.25%, 02/15/20 (f)	1,484,000	1,580,460

		3,889,366

METALS & MINING - 0.1%

Murray Energy Corp.
8.63%, 06/15/21 (f)	300,000	317,250

TELECOMMUNICATIONS - 1.2%

Avanti Communications Group PLC (United Kingdom)
10.00%, 10/01/19 (c) (f)	3,333,000	3,566,310

Total Corporate Notes and Bonds (Cost $26,319,658)		28,582,336

	Share Amounts	Value ($)

Common Stock - 0.7%

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.7%

Reader’s Digest Association, Inc.
07/26/18 (d)	50,210	2,159,030

Total Common Stock (Cost $5,212,858)		2,159,030

Preferred Stock - 1.3%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 1.3%

Watford Holdings Ltd. (Bermuda)
8.50%,(c) (d)	160,000	3,920,000

Total Preferred Stock (Cost $3,920,000)		3,920,000

Warrants - 0.0%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 0.0%

Medical Card System, Inc.
07/26/18 (d)	54,913	8,237

Total Warrants (Cost $ — )		8,237

Total Investments-146.3%		436,736,574
(Cost of $431,924,241) (g)
Other Assets & Liabilities, Net-5.1%		15,212,510
Loan Outstanding-(41.1)%		(122,704,615)
Series A Preferred Shares-(10.3)%		(30,680,000)

Net Assets (Applicable to Common Shares)-100.0%		298,564,469

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at March 31, 2014. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(e)	Senior Loan assets have additional unfunded loan commitments. As of March 31, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment

Power Buyer, LLC	$65,049

(f)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $16,632,336, or 5.57% of net assets.

6	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

(g)	Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$8,596,493
Gross unrealized depreciation	(3,827,631)

Net unrealized appreciation	$4,768,862

See accompanying Notes to Schedule of Investments.	7

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

As of March 31, 2014 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean price provided by a nationally recognized third-party security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent third-party pricing service or broker, if available. If market or broker quotations are not available or a price is not available from an independent third-party pricing service or broker, or if the price provided by the independent third-party pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined by the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third-party pricing services, and the existence of contemporaneous, observable trades in the market.

8

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

As of March 31, 2014 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2014 is as follows:

Apollo Senior Floating Rate Fund Inc.

Assets in Fair Value Hierarchy:			Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents			$21,709,341	$21,709,341	$—	$—
Senior Loans			402,066,971	—	346,485,069	55,581,902
Corporate Notes and Bonds			28,582,336	—	28,582,336	—
Common Stock			2,159,030	—	—	2,159,030
Preferred Stock			3,920,000	—	—	3,920,000
Warrants			8,237	—	—	8,237

Total Assets			$458,445,915	$21,709,341	$375,067,405	$61,669,169

The Fund did not have any liabilities that were measured at fair value at March 31, 2014. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2014.

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants

Fair Value, beginning of period	$75,544,153	$71,714,454	$1,762,852	$2,058,610	$—	$8,237
Purchases	11,284,727	7,364,727	—	—	3,920,000	—
Sales	(12,539,595)	(12,539,595)	—	—	—	—
Accrued discounts/(premiums)	49,251	49,251	—	—	—	—
Total net realized gain/(loss)	122,832	122,832	—	—	—	—
Change in net unrealized appreciation/ (depreciation)	40,634	(88,959)	29,173	100,420	—	—
Transfers into Level 3	14,627,951	14,627,951	—	—	—	—
Transfers out of Level 3	(27,460,784)	(25,668,759)	(1,792,025)	—	—	—

Fair Value, end of period	$61,669,169	$55,581,902	$—	$2,159,030	$3,920,000	$8,237

Investments were transferred in and out of Level 3 and in and out of Level 2 during the period ended March 31, 2014 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC, the Fund’s investment adviser. Net change in unrealized appreciation attributable to Level 3 investments still held at March 31, 2014 was $139,757.

9

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

As of March 31, 2014 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2014:

Apollo Senior Floating Rate Fund Inc.

Assets	Total Value at March 31, 2014	Valuation Technique(s)	Unobservable Input(s)	Multiple	Weighted Average or Range

Senior Loans	$55,581,902	Third-party pricing service and / or broker quotes	Vendor and / or broker quotes	N/A	N/A
Common Stock	$2,159,030	Third-party pricing service and / or broker quotes	Vendor and / or broker quotes	N/A	N/A
Preferred Stock	$3,920,000	Cost(1)	Recent transaction	N/A	N/A
Warrants	$8,237	Third-party pricing service and / or broker quotes	Vendor and / or broker quotes	N/A	N/A

(1) The Fund values certain of its Level 3 investments using its fair valuation procedures. These investments are generally privately held securities. There may not be a secondary market for these securities, the issuer may be newly formed and/or there may be a limited number of investors seeking to purchase or sell these securities. Certain Level 3 securities may be valued at cost. The value of securities held at cost is reviewed periodically utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that may affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and / or the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

10

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)        /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date   05/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date   05/22/14

By (Signature and Title)        /s/ Frank Marra

                                               Frank Marra, Treasurer and Chief Financial Officer

                                               (principal financial officer)

Date   05/22/14